SA International Index Portfolio Average Annual Total Returns		12 Months Ended	60 Months Ended	92 Months Ended	107 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI EAFE Index (net)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		31.22%	8.92%	7.38%	8.70%	8.18%
Class 1
Prospectus [Line Items]
Average Annual Return, Percent		31.00%	8.46%		8.02%
Performance Inception Date	Feb. 06, 2017
Class 3
Prospectus [Line Items]
Average Annual Return, Percent		30.60%	8.18%		7.74%
Performance Inception Date	Feb. 06, 2017